CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
Schedule of significant ranges of outstanding and exercisable options

The following table summarizes significant ranges of outstanding and exercisable options as of July 31, 2016:

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Vested and Exercisable	Weighted Average Exercise Price
$0.25 - $0.62	2,547,259	9.05	$0.54	781,418	$0.42
$0.63 - $1.00	887,100	9.56	$0.73	108,332	$0.96
$1.01 - $1.67	1,365,666	9.12	$1.52	209,890	$1.57
$1.68 - $3.00	636,000	8.12	$2.04	403,039	$2.06
$3.01 - $3.25	45,000	0.14	$3.25	45,000	$3.25

	5,481,025	8.97	$1.00	1,547,679	$1.12

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Prices	Number Vested and Exercisable	Weighted Average Exercise Prices
$0.25 - $1.00	882,108	7.48	$0.41	570,340	$0.41
$1.01 - $1.67	1,264,000	9.74	$1.49	51,664	$1.48
$1.68 - $3.00	988,500	8.09	$2.28	437,705	$2.02
$3.01 - $3.25	230,000	9.33	$3.25	—	—

	3,364,608	8.63	$1.56	1,059,709	$1.13

2014 Equity Incentive Plan
Stock option plan activity

	Available for Grant	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
					(in thousands)
Outstanding as of January 1, 2016	350,875	2,704,608	$1.59	8.37	$1,343
Exercised	—	(54,333)	$0.33
Cancelled	87,500	(87,500)	$1.85

Outstanding as of April 30 2016	438,375	2,562,775	$1.61	8.42	$340
Shares authorized for issuance	4,000,000	—
Granted	(2,635,000)	2,635,000	$0.64
Exercised	—	(18,334)	$0.35
Cancelled	358,416	(358,416)	$2.19
Expired upon termination of the 2014 Plan	(21,691)	—	$—

Outstanding as of July 31, 2016	2,140,100	4,821,025	$0.95	8.94	$502

Vested and exercisable		1,547,679	$1.12	7.68	$237

Vested and expected to vest		4,295,839	$0.97	8.85	$462

	Available for Grant	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
					(in thousands)
Balance at January 1, 2013	1,550,000	1,150,000	$0.06
Granted	(1,456,000)	1,456,000	0.40

Balance at December 31, 2013	94,000	2,606,000	$0.25
Additional shares authorized	1,800,000	—	—
Granted	(891,000)	891,000	1.85
Exercised	—	(727,643)	0.14
Cancelled	160,000	(160,000)	0.37

Balance at December 31, 2014	1,163,000	2,609,357	$0.82	8.52	$5,686
Granted	(130,000)	130,000	2.75
Exercised	—	(40,105)	0.95
Cancelled	10,000	(10,000)	1.85

Balance at January 31, 2015	1,043,000	2,689,252	$0.91	8.58	$5,625
Granted	(1,274,000)	1,274,000	2.25
Exercised	—	(676,769)	0.12
Cancelled	581,875	(581,875)	1.59

Balance at January 31, 2016	350,875	2,704,608	$1.59	8.37	$1,343

Vested and exercisable		1,059,709	$1.13	7.34	$794

Vested and expected to vest		2,467,713	$1.55	8.29	$1,287

Outside the 2014 Equity Incentive Plan
Stock option plan activity

	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Balance at January 31, 2016, April 30, 2016 and July 31, 2016	660,000	$1.44	9.22	$—

Vested and exercisable	—	$—	—	$—

Vested and expected to vest	561,692	$1.44	9.22	$—

	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Balance at January 31, 2015	—	—	—	—
Granted	660,000	$1.44

Balance at January 31, 2016	660,000	$1.44	9.72	$227

Vested and exercisable	—	$—	—	$—

Vested and expected to vest	529,212	$1.44	9.72	$182